Intangible Assets, Net (Details)	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Intangible Assets, Net [Abstract]
Amortization expense	$ 117,000	$ 15,062